UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-10067

Investment Company Act File Number

Eaton Vance Variable Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

December 31

Date of Fiscal Year End

September 30, 2018

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance VT Floating-Rate Income Fund

Eaton Vance

VT Floating-Rate Income Fund

September 30, 2018

Portfolio of Investments (Unaudited)

Senior Floating-Rate Loans — 92.4%(1)

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
Aerospace and Defense — 1.5%
Accudyne Industries, LLC
Term Loan, 5.24%, (1 mo. USD LIBOR + 3.00%), Maturing August 18, 2024	$476	$478,498
IAP Worldwide Services, Inc.
Revolving Loan, 1.46%, (3 mo. USD LIBOR + 5.50%), Maturing July 18, 2019(2)	133	133,269
Term Loan - Second Lien, 8.89%, (3 mo. USD LIBOR + 6.50%), Maturing July 18, 2019(3)	176	142,376
TransDigm, Inc.
Term Loan, 4.74%, (1 mo. USD LIBOR + 2.50%), Maturing June 9, 2023	3,344	3,358,545
Term Loan, 4.74%, (1 mo. USD LIBOR + 2.50%), Maturing August 22, 2024	3,102	3,115,122
Term Loan, 4.74%, (1 mo. USD LIBOR + 2.50%), Maturing May 30, 2025	1,990	1,997,841
Wesco Aircraft Hardware Corp.
Term Loan, 5.25%, (1 mo. USD LIBOR + 3.00%), Maturing November 30, 2020	1,508	1,488,656
WP CPP Holdings, LLC
Term Loan, 6.21%, (2 mo. USD LIBOR + 3.75%), Maturing April 30, 2025	425	428,276

		$11,142,583

Automotive — 2.6%
American Axle and Manufacturing, Inc.
Term Loan, 4.46%, (USD LIBOR + 2.25%), Maturing April 6, 2024(4)	$2,243	$2,246,003
Apro, LLC
Term Loan, 6.20%, (2 mo. USD LIBOR + 4.00%), Maturing August 8, 2024	194	195,305
Belron Finance US, LLC
Term Loan, 4.84%, (3 mo. USD LIBOR + 2.50%), Maturing November 7, 2024	397	398,365
Chassix, Inc.
Term Loan, 7.91%, (USD LIBOR + 5.50%), Maturing November 15, 2023(4)	521	525,622
CS Intermediate Holdco 2, LLC
Term Loan, 4.24%, (1 mo. USD LIBOR + 2.00%), Maturing November 2, 2023	1,638	1,645,764
Dayco Products, LLC
Term Loan, 6.56%, (3 mo. USD LIBOR + 4.25%), Maturing May 19, 2023	759	766,209
FCA US, LLC
Term Loan, 4.25%, (1 mo. USD LIBOR + 2.00%), Maturing December 31, 2018	1,308	1,311,685
Federal-Mogul Holdings Corporation
Term Loan, 5.89%, (USD LIBOR + 3.75%), Maturing April 15, 2021(4)	2,717	2,722,840
Garrett LX III S.a.r.l.
Term Loan, Maturing September 30, 2025(5)	225	225,562
Goodyear Tire & Rubber Company (The)
Term Loan - Second Lien, 4.15%, (1 mo. USD LIBOR + 2.00%), Maturing March 7, 2025	1,325	1,328,968
Horizon Global Corporation
Term Loan, 8.24%, (1 mo. USD LIBOR + 6.00%), Maturing June 30, 2021	1,201	1,174,093
L&W, Inc.
Term Loan, 6.21%, (1 mo. USD LIBOR + 4.00%), Maturing May 22, 2025	623	629,282
Tenneco, Inc.
Term Loan, Maturing October 1, 2025(5)	2,850	2,851,320
TI Group Automotive Systems, LLC
Term Loan, 4.74%, (1 mo. USD LIBOR + 2.50%), Maturing June 30, 2022	1,406	1,412,473

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
Tower Automotive Holdings USA, LLC
Term Loan, 4.88%, (1 mo. USD LIBOR + 2.75%), Maturing March 7, 2024	$2,073	$2,085,629
Visteon Corporation
Term Loan, 4.00%, (USD LIBOR + 1.75%), Maturing March 25, 2024(4)	379	379,759

		$19,898,879

Beverage and Tobacco — 0.2%
Arterra Wines Canada, Inc.
Term Loan, 5.09%, (3 mo. USD LIBOR + 2.75%), Maturing December 15, 2023	$274	$275,318
Flavors Holdings, Inc.
Term Loan, 8.14%, (3 mo. USD LIBOR + 5.75%), Maturing April 3, 2020	455	433,064
Term Loan - Second Lien, 12.39%, (3 mo. USD LIBOR + 10.00%), Maturing October 3, 2021	1,000	875,000

		$1,583,382

Brokerage/Securities Dealers/Investment Houses — 0.4%
Advisor Group, Inc.
Term Loan, 5.91%, (1 mo. USD LIBOR + 3.75%), Maturing August 15, 2025	$975	$981,703
Aretec Group, Inc.
Term Loan, 8.50%, (3 mo. USD Prime + 3.25%), Maturing November 23, 2020	765	768,944
Term Loan - Second Lien, 11.75%, (3 mo. USD Prime + 6.50% (7.25% cash, 4.50% PIK)), Maturing May 23, 2021	1,040	1,043,949
OZ Management L.P.
Term Loan, 6.94%, (1 mo. USD LIBOR + 4.75%), Maturing April 11, 2023	400	403,000

		$3,197,596

Building and Development — 2.6%
American Builders & Contractors Supply Co., Inc.
Term Loan, 4.24%, (1 mo. USD LIBOR + 2.00%), Maturing October 31, 2023	$1,724	$1,721,399
Beacon Roofing Supply, Inc.
Term Loan, 4.38%, (1 mo. USD LIBOR + 2.25%), Maturing January 2, 2025	423	422,611
Core & Main L.P.
Term Loan, 5.32%, (3 mo. USD LIBOR + 3.00%), Maturing August 1, 2024	571	573,626
CPG International, Inc.
Term Loan, 6.25%, (6 mo. USD LIBOR + 3.75%), Maturing May 3, 2024	1,358	1,368,583
DTZ U.S. Borrower, LLC
Term Loan, 5.49%, (1 mo. USD LIBOR + 3.25%), Maturing August 21, 2025	4,700	4,721,540
GGP, Inc.
Term Loan, 4.74%, (1 mo. USD LIBOR + 2.50%), Maturing August 27, 2025	750	747,053
Henry Company, LLC
Term Loan, 6.24%, (1 mo. USD LIBOR + 4.00%), Maturing October 5, 2023	295	297,526
Quikrete Holdings, Inc.
Term Loan, 4.99%, (1 mo. USD LIBOR + 2.75%), Maturing November 15, 2023	4,216	4,228,262
RE/MAX International, Inc.
Term Loan, 4.99%, (1 mo. USD LIBOR + 2.75%), Maturing December 15, 2023	1,924	1,933,743
Realogy Group, LLC
Term Loan, 4.40%, (1 mo. USD LIBOR + 2.25%), Maturing February 8, 2025	2,115	2,124,779
Summit Materials Companies I, LLC
Term Loan, 4.22%, (1 mo. USD LIBOR + 2.00%), Maturing November 21, 2024	372	373,118
Werner FinCo L.P.
Term Loan, 6.10%, (1 mo. USD LIBOR + 4.00%), Maturing July 24, 2024	1,018	1,018,633
WireCo WorldGroup, Inc.
Term Loan, 7.24%, (1 mo. USD LIBOR + 5.00%), Maturing September 30, 2023	368	371,788

		$19,902,661

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
Business Equipment and Services — 9.2%
Acosta Holdco, Inc.
Term Loan, 5.49%, (1 mo. USD LIBOR + 3.25%), Maturing September 26, 2021	$1,469	$1,101,500
Adtalem Global Education, Inc.
Term Loan, 5.24%, (1 mo. USD LIBOR + 3.00%), Maturing April 11, 2025	299	301,868
AlixPartners, LLP
Term Loan, 4.99%, (1 mo. USD LIBOR + 2.75%), Maturing April 4, 2024	2,724	2,739,790
AppLovin Corporation
Term Loan, 6.06%, (3 mo. USD LIBOR + 3.75%), Maturing August 15, 2025	1,800	1,815,376
ASGN Incorporated
Term Loan, 4.24%, (1 mo. USD LIBOR + 2.00%), Maturing April 2, 2025	359	360,334
Bracket Intermediate Holding Corp.
Term Loan, 6.57%, (3 mo. USD LIBOR + 4.25%), Maturing September 5, 2025	750	750,000
Brand Energy & Infrastructure Services, Inc.
Term Loan, 6.60%, (3 mo. USD LIBOR + 4.25%), Maturing June 21, 2024	395	397,962
Camelot UK Holdco Limited
Term Loan, 5.49%, (1 mo. USD LIBOR + 3.25%), Maturing October 3, 2023	1,478	1,482,564
Cast and Crew Payroll, LLC
Term Loan, 5.00%, (1 mo. USD LIBOR + 2.75%), Maturing September 27, 2024	805	806,490
Ceridian HCM Holding, Inc.
Term Loan, 5.49%, (1 mo. USD LIBOR + 3.25%), Maturing April 5, 2025	2,125	2,131,972
Change Healthcare Holdings, LLC
Term Loan, 4.99%, (1 mo. USD LIBOR + 2.75%), Maturing March 1, 2024	5,655	5,680,131
CPM Holdings, Inc.
Term Loan, 5.74%, (1 mo. USD LIBOR + 3.50%), Maturing April 11, 2022	1,153	1,159,960
Crossmark Holdings, Inc.
Term Loan, 5.89%, (3 mo. USD LIBOR + 3.50%), Maturing December 20, 2019	1,227	701,247
Cypress Intermediate Holdings III, Inc.
Term Loan, 5.25%, (1 mo. USD LIBOR + 3.00%), Maturing April 27, 2024	938	942,962
Duff & Phelps Corporation
Term Loan, 5.49%, (1 mo. USD LIBOR + 3.25%), Maturing February 13, 2025	1,495	1,498,615
EAB Global, Inc.
Term Loan, 6.25%, (6 mo. USD LIBOR + 3.75%), Maturing November 15, 2024	945	940,524
Education Management, LLC
Term Loan, 0.00%, Maturing July 2, 2020(3)(6)	166	31,275
Term Loan, 0.00%, Maturing July 2, 2020(3)(6)	373	0
EIG Investors Corp.
Term Loan, 6.06%, (3 mo. USD LIBOR + 3.75%), Maturing February 9, 2023	4,028	4,064,835
Element Materials Technology Group US Holdings, Inc.
Term Loan, 5.74%, (1 mo. USD LIBOR + 3.50%), Maturing June 28, 2024	273	274,984
Extreme Reach, Inc.
Term Loan, 8.50%, (1 mo. USD LIBOR + 6.25%), Maturing February 7, 2020	639	639,583
First Data Corporation
Term Loan, 3.96%, (1 mo. USD LIBOR + 1.75%), Maturing June 2, 2020	1,802	1,805,020
Term Loan, 4.21%, (1 mo. USD LIBOR + 2.00%), Maturing July 8, 2022	3,037	3,042,555
Garda World Security Corporation
Term Loan, 5.83%, (3 mo. USD LIBOR + 3.50%), Maturing May 24, 2024	1,417	1,424,907
Global Payments, Inc.
Term Loan, 3.99%, (1 mo. USD LIBOR + 1.75%), Maturing April 21, 2023	229	229,585
IG Investment Holdings, LLC
Term Loan, 5.80%, (USD LIBOR + 3.50%), Maturing May 23, 2025(4)	1,501	1,513,469
Information Resources, Inc.
Term Loan, 6.57%, (3 mo. USD LIBOR + 4.25%), Maturing January 18, 2024	2,463	2,484,047

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
Iron Mountain, Inc.
Term Loan, 3.99%, (1 mo. USD LIBOR + 1.75%), Maturing January 2, 2026	$647	$640,013
J.D. Power and Associates
Term Loan, 6.49%, (1 mo. USD LIBOR + 4.25%), Maturing September 7, 2023	688	692,179
KAR Auction Services, Inc.
Term Loan, 4.69%, (3 mo. USD LIBOR + 2.25%), Maturing March 11, 2021	862	866,017
Kronos Incorporated
Term Loan, 5.34%, (3 mo. USD LIBOR + 3.00%), Maturing November 1, 2023	4,999	5,029,059
KUEHG Corp.
Term Loan, 6.14%, (3 mo. USD LIBOR + 3.75%), Maturing February 21, 2025	1,689	1,700,075
LegalZoom.com, Inc.
Term Loan, 6.46%, (1 mo. USD LIBOR + 4.25%), Maturing November 21, 2024	1,543	1,568,328
Monitronics International, Inc.
Term Loan, 7.89%, (3 mo. USD LIBOR + 5.50%), Maturing September 30, 2022	1,245	1,216,964
PGX Holdings, Inc.
Term Loan, 7.50%, (1 mo. USD LIBOR + 5.25%), Maturing September 29, 2020	773	757,366
Ping Identity Corporation
Term Loan, 5.99%, (1 mo. USD LIBOR + 3.75%), Maturing January 24, 2025	249	249,998
Pre-Paid Legal Services, Inc.
Term Loan, 5.49%, (1 mo. USD LIBOR + 3.25%), Maturing May 1, 2025	348	350,367
Prime Security Services Borrower, LLC
Term Loan, 4.99%, (1 mo. USD LIBOR + 2.75%), Maturing May 2, 2022	1,131	1,137,693
Red Ventures, LLC
Term Loan, 6.24%, (1 mo. USD LIBOR + 4.00%), Maturing November 8, 2024	1,227	1,243,845
ServiceMaster Company
Term Loan, 4.74%, (1 mo. USD LIBOR + 2.50%), Maturing November 8, 2023	1,403	1,410,991
SMG Holdings, Inc.
Term Loan, 5.24%, (1 mo. USD LIBOR + 3.00%), Maturing January 23, 2025	174	175,268
Solera, LLC
Term Loan, 4.99%, (1 mo. USD LIBOR + 2.75%), Maturing March 3, 2023	2,957	2,967,299
Spin Holdco, Inc.
Term Loan, 5.59%, (3 mo. USD LIBOR + 3.25%), Maturing November 14, 2022	2,305	2,315,906
Tempo Acquisition, LLC
Term Loan, 5.24%, (1 mo. USD LIBOR + 3.00%), Maturing May 1, 2024	1,362	1,368,172
Trans Union, LLC
Term Loan, 4.24%, (1 mo. USD LIBOR + 2.00%), Maturing June 19, 2025	349	350,483
Travelport Finance (Luxembourg) S.a.r.l.
Term Loan, 4.81%, (3 mo. USD LIBOR + 2.50%), Maturing March 17, 2025	2,984	2,988,404
Vestcom Parent Holdings, Inc.
Term Loan, 6.24%, (1 mo. USD LIBOR + 4.00%), Maturing December 19, 2023	860	864,019
WASH Multifamily Laundry Systems, LLC
Term Loan, 5.49%, (1 mo. USD LIBOR + 3.25%), Maturing May 14, 2022	579	583,775
West Corporation
Term Loan, 5.74%, (1 mo. USD LIBOR + 3.50%), Maturing October 10, 2024	249	247,705
Term Loan, 6.24%, (1 mo. USD LIBOR + 4.00%), Maturing October 10, 2024	1,442	1,439,863
Worldpay, LLC
Term Loan, 3.88%, (1 mo. USD LIBOR + 1.75%), Maturing October 14, 2023	490	491,236
Term Loan, 3.88%, (1 mo. USD LIBOR + 1.75%), Maturing August 9, 2024	1,343	1,347,195

		$70,323,775

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
Cable and Satellite Television — 4.2%
Charter Communications Operating, LLC
Term Loan, 4.25%, (1 mo. USD LIBOR + 2.00%), Maturing April 30, 2025	$3,628	$3,636,888
CSC Holdings, LLC
Term Loan, 4.41%, (1 mo. USD LIBOR + 2.25%), Maturing July 17, 2025	3,579	3,582,645
Term Loan, 4.66%, (1 mo. USD LIBOR + 2.50%), Maturing January 25, 2026	948	949,757
Mediacom Illinois, LLC
Term Loan, 3.92%, (1 week USD LIBOR + 1.75%), Maturing February 15, 2024	314	314,121
Numericable Group S.A.
Term Loan, 4.99%, (1 mo. USD LIBOR + 2.75%), Maturing July 31, 2025	2,383	2,337,828
Radiate Holdco, LLC
Term Loan, 5.24%, (1 mo. USD LIBOR + 3.00%), Maturing February 1, 2024	1,559	1,558,491
Telenet Financing USD, LLC
Term Loan, 4.41%, (1 mo. USD LIBOR + 2.25%), Maturing August 15, 2026	2,000	1,993,334
Unitymedia Finance, LLC
Term Loan, 4.41%, (1 mo. USD LIBOR + 2.25%), Maturing January 15, 2026	4,225	4,232,546
UPC Financing Partnership
Term Loan, 4.66%, (1 mo. USD LIBOR + 2.50%), Maturing January 15, 2026	1,416	1,416,540
Virgin Media Bristol, LLC
Term Loan, 4.66%, (1 mo. USD LIBOR + 2.50%), Maturing January 15, 2026	6,725	6,743,070
Ziggo Secured Finance Partnership
Term Loan, 4.66%, (1 mo. USD LIBOR + 2.50%), Maturing April 15, 2025	5,525	5,430,904

		$32,196,124

Chemicals and Plastics — 4.5%
Alpha 3 B.V.
Term Loan, 5.39%, (3 mo. USD LIBOR + 3.00%), Maturing January 31, 2024	$1,293	$1,300,124
Aruba Investments, Inc.
Term Loan, 5.49%, (1 mo. USD LIBOR + 3.25%), Maturing February 2, 2022	203	203,348
Ashland, Inc.
Term Loan, 3.94%, (1 mo. USD LIBOR + 1.75%), Maturing May 17, 2024	420	421,209
Axalta Coating Systems US Holdings, Inc.
Term Loan, 4.14%, (3 mo. USD LIBOR + 1.75%), Maturing June 1, 2024	3,242	3,251,724
Emerald Performance Materials, LLC
Term Loan, 5.74%, (1 mo. USD LIBOR + 3.50%), Maturing August 1, 2021	358	360,905
Ferro Corporation
Term Loan, 4.64%, (3 mo. USD LIBOR + 2.25%), Maturing February 14, 2024	246	247,429
Term Loan, 4.64%, (3 mo. USD LIBOR + 2.25%), Maturing February 14, 2024	251	252,808
Term Loan, 4.64%, (3 mo. USD LIBOR + 2.25%), Maturing February 14, 2024	296	297,140
Flint Group GmbH
Term Loan, 5.34%, (3 mo. USD LIBOR + 3.00%), Maturing September 7, 2021	245	233,491
Flint Group US, LLC
Term Loan, 5.34%, (3 mo. USD LIBOR + 3.00%), Maturing September 7, 2021	1,483	1,412,429
Gemini HDPE, LLC
Term Loan, 4.85%, (3 mo. USD LIBOR + 2.50%), Maturing August 7, 2024	781	786,053
H.B. Fuller Company
Term Loan, 4.17%, (1 mo. USD LIBOR + 2.00%), Maturing October 20, 2024	1,937	1,937,288
Ineos US Finance, LLC
Term Loan, 4.24%, (1 mo. USD LIBOR + 2.00%), Maturing March 31, 2024	2,432	2,438,655
Invictus U.S. LLC
Term Loan, 5.20%, (2 mo. USD LIBOR + 3.00%), Maturing March 28, 2025	373	376,157
Kraton Polymers, LLC
Term Loan, 4.74%, (1 mo. USD LIBOR + 2.50%), Maturing March 5, 2025	657	659,795

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
MacDermid, Inc.
Term Loan, 4.74%, (1 mo. USD LIBOR + 2.50%), Maturing June 7, 2020	$187	$188,589
Term Loan, 5.24%, (1 mo. USD LIBOR + 3.00%), Maturing June 7, 2023	2,172	2,183,666
Minerals Technologies, Inc.
Term Loan, 4.46%, (USD LIBOR + 2.25%), Maturing February 14, 2024(4)	990	998,824
Orion Engineered Carbons GmbH
Term Loan, 4.39%, (3 mo. USD LIBOR + 2.00%), Maturing July 25, 2024	339	340,641
PMHC II, Inc.
Term Loan, 6.15%, (USD LIBOR + 3.50%), Maturing March 31, 2025(4)	1,020	996,928
PolyOne Corporation
Term Loan, 3.90%, (1 mo. USD LIBOR + 1.75%), Maturing November 11, 2022	316	316,815
PQ Corporation
Term Loan, 4.74%, (1 mo. USD LIBOR + 2.50%), Maturing February 8, 2025	1,328	1,331,223
Schenectady International Group, Inc.
Term Loan, Maturing August 10, 2025(5)	775	777,422
Sonneborn Refined Products B.V.
Term Loan, 6.09%, (3 mo. USD LIBOR + 3.75%), Maturing December 10, 2020	43	43,513
Sonneborn, LLC
Term Loan, 6.09%, (3 mo. USD LIBOR + 3.75%), Maturing December 10, 2020	243	246,572
Spectrum Holdings III Corp.
Term Loan, 5.49%, (1 mo. USD LIBOR + 3.25%), Maturing January 31, 2025	249	247,598
Starfruit Finco B.V.
Term Loan, Maturing September 20, 2025(5)	2,425	2,438,207
Tata Chemicals North America, Inc.
Term Loan, 5.19%, (3 mo. USD LIBOR + 2.75%), Maturing August 7, 2020	536	538,775
Trinseo Materials Operating S.C.A.
Term Loan, 4.24%, (1 mo. USD LIBOR + 2.00%), Maturing September 9, 2024	1,358	1,362,864
Tronox Blocked Borrower, LLC
Term Loan, 5.24%, (1 mo. USD LIBOR + 3.00%), Maturing September 22, 2024	758	761,356
Tronox Finance, LLC
Term Loan, 5.24%, (1 mo. USD LIBOR + 3.00%), Maturing September 22, 2024	1,748	1,756,976
Unifrax I Corporation
Term Loan, 5.89%, (3 mo. USD LIBOR + 3.50%), Maturing April 4, 2024	395	400,935
Univar, Inc.
Term Loan, 4.49%, (1 mo. USD LIBOR + 2.25%), Maturing July 1, 2024	4,769	4,786,303
Venator Materials Corporation
Term Loan, 5.24%, (1 mo. USD LIBOR + 3.00%), Maturing August 8, 2024	272	272,760
Versum Materials, Inc.
Term Loan, 4.39%, (3 mo. USD LIBOR + 2.00%), Maturing September 29, 2023	417	419,016

		$34,587,538

Conglomerates — 0.2%
Penn Engineering & Manufacturing Corp.
Term Loan, 4.99%, (1 mo. USD LIBOR + 2.75%), Maturing June 27, 2024	$198	$199,347
Spectrum Brands, Inc.
Term Loan, 4.35%, (3 mo. USD LIBOR + 2.00%), Maturing June 23, 2022	1,222	1,229,446

		$1,428,793

Containers and Glass Products — 3.0%
Berlin Packaging, LLC
Term Loan, 5.16%, (USD LIBOR + 3.00%), Maturing November 7, 2025(4)	$1,197	$1,198,590
Berry Global, Inc.
Term Loan, 4.19%, (1 mo. USD LIBOR + 2.00%), Maturing October 1, 2022	1,872	1,876,595

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
BWAY Holding Company
Term Loan, 5.58%, (3 mo. USD LIBOR + 3.25%), Maturing April 3, 2024	$1,605	$1,605,690
Consolidated Container Company, LLC
Term Loan, 4.99%, (1 mo. USD LIBOR + 2.75%), Maturing May 22, 2024	297	298,537
Crown Americas, LLC
Term Loan, 4.16%, (1 week USD LIBOR + 2.00%), Maturing April 3, 2025	474	476,922
Flex Acquisition Company, Inc.
Term Loan, 5.34%, (3 mo. USD LIBOR + 3.00%), Maturing December 29, 2023	2,840	2,842,964
Term Loan, 5.75%, (3 mo. USD LIBOR + 3.25%), Maturing June 29, 2025	1,175	1,178,672
Libbey Glass, Inc.
Term Loan, 5.13%, (1 mo. USD LIBOR + 3.00%), Maturing April 9, 2021	1,391	1,392,307
Pelican Products, Inc.
Term Loan, 5.60%, (1 mo. USD LIBOR + 3.50%), Maturing May 1, 2025	474	474,923
Reynolds Group Holdings, Inc.
Term Loan, 4.99%, (1 mo. USD LIBOR + 2.75%), Maturing February 5, 2023	6,973	7,013,188
Ring Container Technologies Group, LLC
Term Loan, 4.99%, (1 mo. USD LIBOR + 2.75%), Maturing October 31, 2024	521	522,527
SIG Combibloc US Acquisition, Inc.
Term Loan, 7.00%, (3 mo. USD Prime + 1.75%), Maturing March 13, 2022	2,113	2,119,774
Trident TPI Holdings, Inc.
Term Loan, 5.49%, (1 mo. USD LIBOR + 3.25%), Maturing October 17, 2024	1,738	1,735,193

		$22,735,882

Cosmetics/Toiletries — 0.4%
KIK Custom Products, Inc.
Term Loan, 6.24%, (1 mo. USD LIBOR + 4.00%), Maturing May 15, 2023	$1,943	$1,936,573
Prestige Brands, Inc.
Term Loan, 4.24%, (1 mo. USD LIBOR + 2.00%), Maturing January 26, 2024	1,090	1,090,727

		$3,027,300

Drugs — 3.3%
Albany Molecular Research, Inc.
Term Loan - Second Lien, 9.24%, (1 mo. USD LIBOR + 7.00%), Maturing August 30, 2025	$500	$502,292
Alkermes, Inc.
Term Loan, 4.38%, (1 mo. USD LIBOR + 2.25%), Maturing March 23, 2023	189	190,088
Amneal Pharmaceuticals, LLC
Term Loan, 5.75%, (1 mo. USD LIBOR + 3.50%), Maturing May 4, 2025	2,668	2,696,039
Arbor Pharmaceuticals, Inc.
Term Loan, 7.49%, (6 mo. USD LIBOR + 5.00%), Maturing July 5, 2023	1,021	1,029,335
Bausch Health Companies, Inc.
Term Loan, 5.10%, (1 mo. USD LIBOR + 3.00%), Maturing June 1, 2025	6,069	6,106,974
Endo Luxembourg Finance Company I S.a.r.l.
Term Loan, 6.50%, (1 mo. USD LIBOR + 4.25%), Maturing April 29, 2024	3,432	3,461,589
Horizon Pharma, Inc.
Term Loan, 5.50%, (1 mo. USD LIBOR + 3.25%), Maturing March 29, 2024	1,083	1,093,087
Jaguar Holding Company II
Term Loan, 4.74%, (1 mo. USD LIBOR + 2.50%), Maturing August 18, 2022	6,360	6,371,697
Mallinckrodt International Finance S.A.
Term Loan, 5.14%, (3 mo. USD LIBOR + 2.75%), Maturing September 24, 2024	2,662	2,649,518
Term Loan, 5.52%, (6 mo. USD LIBOR + 3.00%), Maturing February 24, 2025	622	623,187
PharMerica Corporation
Term Loan, 5.65%, (1 mo. USD LIBOR + 3.50%), Maturing December 6, 2024	597	601,477

		$25,325,283

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
Ecological Services and Equipment — 0.8%
Advanced Disposal Services, Inc.
Term Loan, 4.41%, (1 week USD LIBOR + 2.25%), Maturing November 10, 2023	$2,341	$2,352,252
EnergySolutions, LLC
Term Loan, 6.14%, (3 mo. USD LIBOR + 3.75%), Maturing May 9, 2025	948	955,917
GFL Environmental, Inc.
Term Loan, 1.00%, Maturing May 30, 2025(2)	210	210,470
Term Loan, 5.14%, (3 mo. USD LIBOR + 2.75%), Maturing May 30, 2025	1,686	1,690,045
Wastequip, LLC
Term Loan, 5.71%, (1 mo. USD LIBOR + 3.50%), Maturing March 20, 2025	100	100,091
Wrangler Buyer Corp.
Term Loan, 4.99%, (1 mo. USD LIBOR + 2.75%), Maturing September 27, 2024	546	550,174

		$5,858,949

Electronics/Electrical — 11.3%
Almonde, Inc.
Term Loan, 5.89%, (USD LIBOR + 3.50%), Maturing June 13, 2024(4)	$2,308	$2,312,075
Answers Finance, LLC
Term Loan - Second Lien, 9.00%, (3 mo. USD Prime + 7.90%, Cap 1.10%), Maturing September 15, 2021	106	103,930
Applied Systems, Inc.
Term Loan, 5.39%, (3 mo. USD LIBOR + 3.00%), Maturing September 19, 2024	1,658	1,670,112
Aptean, Inc.
Term Loan, 6.64%, (3 mo. USD LIBOR + 4.25%), Maturing December 20, 2022	1,109	1,115,121
Avast Software B.V.
Term Loan, 4.89%, (3 mo. USD LIBOR + 2.50%), Maturing September 30, 2023	892	898,264
Barracuda Networks, Inc.
Term Loan, 5.41%, (1 mo. USD LIBOR + 3.25%), Maturing February 12, 2025	274	275,084
Blackhawk Network Holdings, Inc.
Term Loan, 5.39%, (3 mo. USD LIBOR + 3.00%), Maturing June 15, 2025	623	628,178
BMC Software Finance, Inc.
Term Loan, Maturing October 2, 2025(5)	2,300	2,324,704
Campaign Monitor Finance Pty. Limited
Term Loan, 7.49%, (3 mo. USD LIBOR + 5.25%), Maturing March 18, 2021	443	422,874
Celestica, Inc.
Term Loan, 4.23%, (1 mo. USD LIBOR + 2.00%), Maturing June 14, 2025	300	300,000
Cohu, Inc.
Term Loan, Maturing September 20, 2025(5)	650	652,438
CommScope, Inc.
Term Loan, 4.24%, (1 mo. USD LIBOR + 2.00%), Maturing December 29, 2022	224	225,212
CPI International, Inc.
Term Loan, 5.74%, (1 mo. USD LIBOR + 3.50%), Maturing July 26, 2024	969	973,230
Cypress Semiconductor Corporation
Term Loan, 4.25%, (1 mo. USD LIBOR + 2.00%), Maturing July 5, 2021	667	670,504
DigiCert, Inc.
Term Loan, 6.24%, (1 mo. USD LIBOR + 4.00%), Maturing October 31, 2024	1,646	1,655,287
Electro Rent Corporation
Term Loan, 7.19%, (2 mo. USD LIBOR + 5.00%), Maturing January 31, 2024	1,632	1,654,791
Energizer Holdings, Inc.
Term Loan, Maturing June 20, 2025(5)	425	429,250
Entegris, Inc.
Term Loan, 4.49%, (1 mo. USD LIBOR + 2.25%), Maturing April 30, 2021	77	77,289

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
Epicor Software Corporation
Term Loan, 5.50%, (1 mo. USD LIBOR + 3.25%), Maturing June 1, 2022	$2,633	$2,645,197
Exact Merger Sub, LLC
Term Loan, 6.64%, (3 mo. USD LIBOR + 4.25%), Maturing September 27, 2024	446	450,233
EXC Holdings III Corp.
Term Loan, 5.89%, (3 mo. USD LIBOR + 3.50%), Maturing December 2, 2024	347	350,632
Eze Castle Software, Inc.
Term Loan, 5.24%, (1 mo. USD LIBOR + 3.00%), Maturing April 6, 2020	1,294	1,299,607
Financial & Risk US Holdings, Inc.
Term Loan, Maturing October 1, 2025(5)	975	974,043
Flexera Software, LLC
Term Loan, 5.50%, (1 mo. USD LIBOR + 3.25%), Maturing February 26, 2025	199	199,872
GlobalLogic Holdings, Inc.
Term Loan, 0.00%, Maturing August 1, 2025(2)	53	53,640
Term Loan, 5.49%, (1 mo. USD LIBOR + 3.25%), Maturing August 1, 2025	372	375,478
Go Daddy Operating Company, LLC
Term Loan, 4.49%, (1 mo. USD LIBOR + 2.25%), Maturing February 15, 2024	3,946	3,965,083
GTCR Valor Companies, Inc.
Term Loan, 5.64%, (3 mo. USD LIBOR + 3.25%), Maturing June 16, 2023	518	521,685
Hyland Software, Inc.
Term Loan, 5.49%, (1 mo. USD LIBOR + 3.25%), Maturing July 1, 2022	2,911	2,934,773
Infoblox, Inc.
Term Loan, 6.74%, (1 mo. USD LIBOR + 4.50%), Maturing November 7, 2023	1,498	1,510,785
Infor (US), Inc.
Term Loan, 5.14%, (3 mo. USD LIBOR + 2.75%), Maturing February 1, 2022	7,474	7,502,670
Informatica, LLC
Term Loan, 5.49%, (1 mo. USD LIBOR + 3.25%), Maturing August 5, 2022	3,427	3,453,935
Lattice Semiconductor Corporation
Term Loan, 6.37%, (1 mo. USD LIBOR + 4.25%), Maturing March 10, 2021	299	300,698
MA FinanceCo., LLC
Term Loan, 4.49%, (1 mo. USD LIBOR + 2.25%), Maturing November 19, 2021	2,130	2,125,346
Term Loan, 4.74%, (1 mo. USD LIBOR + 2.50%), Maturing June 21, 2024	353	351,593
MACOM Technology Solutions Holdings, Inc.
Term Loan, 4.49%, (1 mo. USD LIBOR + 2.25%), Maturing May 17, 2024	804	788,263
Microchip Technology Incorporated
Term Loan, 4.25%, (1 mo. USD LIBOR + 2.00%), Maturing May 29, 2025	1,845	1,848,227
MTS Systems Corporation
Term Loan, 5.41%, (1 mo. USD LIBOR + 3.25%), Maturing July 5, 2023	745	749,660
Prometric Holdings, Inc.
Term Loan, 5.25%, (1 mo. USD LIBOR + 3.00%), Maturing January 29, 2025	224	224,248
Renaissance Holding Corp.
Term Loan, 5.49%, (1 mo. USD LIBOR + 3.25%), Maturing May 30, 2025	948	947,822
Rocket Software, Inc.
Term Loan, 6.14%, (3 mo. USD LIBOR + 3.75%), Maturing October 14, 2023	908	915,780
Seattle Spinco, Inc.
Term Loan, 4.74%, (1 mo. USD LIBOR + 2.50%), Maturing June 21, 2024	2,383	2,372,608
SGS Cayman L.P.
Term Loan, 7.76%, (3 mo. USD LIBOR + 5.38%), Maturing April 23, 2021	381	364,226
SkillSoft Corporation
Term Loan, 6.99%, (1 mo. USD LIBOR + 4.75%), Maturing April 28, 2021	3,872	3,697,059

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
SolarWinds Holdings, Inc.
Term Loan, 5.24%, (1 mo. USD LIBOR + 3.00%), Maturing February 5, 2024	$5,330	$5,364,793
Southwire Company
Term Loan, 4.16%, (1 mo. USD LIBOR + 2.00%), Maturing May 15, 2025	449	451,624
SS&C Technologies Holdings Europe S.a.r.l.
Term Loan, 4.49%, (1 mo. USD LIBOR + 2.25%), Maturing April 16, 2025	1,260	1,262,172
SS&C Technologies, Inc.
Term Loan, 4.49%, (1 mo. USD LIBOR + 2.25%), Maturing April 16, 2025	3,245	3,251,626
Term Loan, Maturing April 16, 2025(5)	800	801,166
SurveyMonkey, Inc.
Term Loan, 6.75%, (1 mo. USD LIBOR + 4.50%), Maturing April 13, 2024	1,234	1,238,973
Sutherland Global Services, Inc.
Term Loan, 7.76%, (3 mo. USD LIBOR + 5.38%), Maturing April 23, 2021	1,635	1,564,695
Switch, Ltd.
Term Loan, 4.49%, (1 mo. USD LIBOR + 2.25%), Maturing June 27, 2024	198	198,076
Tibco Software, Inc.
Term Loan, 5.75%, (1 mo. USD LIBOR + 3.50%), Maturing December 4, 2020	1,137	1,144,517
TriTech Software Systems
Term Loan, 5.99%, (1 mo. USD LIBOR + 3.75%), Maturing August 29, 2025	725	728,399
TTM Technologies, Inc.
Term Loan, 4.60%, (1 mo. USD LIBOR + 2.50%), Maturing September 28, 2024	955	960,086
Uber Technologies
Term Loan, 5.65%, (1 mo. USD LIBOR + 3.50%), Maturing July 13, 2023	3,858	3,879,390
Term Loan, 6.12%, (1 mo. USD LIBOR + 4.00%), Maturing April 4, 2025	1,646	1,659,659
Ultra Clean Holdings, Inc.
Term Loan, Maturing August 27, 2025(5)	750	738,750
Verifone Systems, Inc.
Term Loan, 6.32%, (3 mo. USD LIBOR + 4.00%), Maturing August 20, 2025	800	806,100
Veritas Bermuda Ltd.
Term Loan, 6.78%, (USD LIBOR + 4.50%), Maturing January 27, 2023(4)	1,596	1,557,109
Vero Parent, Inc.
Term Loan, 7.26%, (1 mo. USD LIBOR + 5.00%), Maturing August 16, 2024	1,089	1,093,764
Wall Street Systems Delaware, Inc.
Term Loan, 5.39%, (3 mo. USD LIBOR + 3.00%), Maturing November 21, 2024	972	971,081
Western Digital Corporation
Term Loan, 3.99%, (1 mo. USD LIBOR + 1.75%), Maturing April 29, 2023	1,195	1,198,568

		$86,182,054

Equipment Leasing — 0.9%
Avolon TLB Borrower 1 (US), LLC
Term Loan, 4.17%, (1 mo. USD LIBOR + 2.00%), Maturing January 15, 2025	$6,414	$6,442,168
IBC Capital Limited
Term Loan, 6.09%, (3 mo. USD LIBOR + 3.75%), Maturing September 11, 2023	473	476,465

		$6,918,633

Financial Intermediaries — 2.4%
Citco Funding, LLC
Term Loan, 5.24%, (1 mo. USD LIBOR + 3.00%), Maturing March 31, 2022	$1,524	$1,530,774
Clipper Acquisitions Corp.
Term Loan, 3.86%, (1 mo. USD LIBOR + 1.75%), Maturing December 27, 2024	868	873,312
Ditech Holding Corporation
Term Loan, 8.24%, (1 mo. USD LIBOR + 6.00%), Maturing June 30, 2022	2,241	2,118,854
Donnelley Financial Solutions, Inc.
Term Loan, 5.24%, (1 mo. USD LIBOR + 3.00%), Maturing October 2, 2023	108	107,802

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
EIG Management Company, LLC
Term Loan, 6.06%, (3 mo. USD LIBOR + 3.75%), Maturing February 22, 2025	$200	$200,747
Focus Financial Partners, LLC
Term Loan, 4.74%, (1 mo. USD LIBOR + 2.50%), Maturing July 3, 2024	1,496	1,502,172
Fortress Investment Group, LLC
Term Loan, 4.24%, (1 mo. USD LIBOR + 2.00%), Maturing December 27, 2022	742	745,717
Franklin Square Holdings L.P.
Term Loan, 4.63%, (1 mo. USD LIBOR + 2.50%), Maturing August 1, 2025	450	453,926
Freedom Mortgage Corporation
Term Loan, 6.99%, (1 mo. USD LIBOR + 4.75%), Maturing February 23, 2022	821	828,526
Greenhill & Co., Inc.
Term Loan, 5.95%, (USD LIBOR + 3.75%), Maturing October 12, 2022(4)	722	731,801
GreenSky Holdings, LLC
Term Loan, 5.50%, (1 mo. USD LIBOR + 3.25%), Maturing March 29, 2025	1,020	1,024,974
Guggenheim Partners, LLC
Term Loan, 4.99%, (1 mo. USD LIBOR + 2.75%), Maturing July 21, 2023	2,052	2,067,704
Harbourvest Partners, LLC
Term Loan, 4.41%, (1 mo. USD LIBOR + 2.25%), Maturing March 1, 2025	1,167	1,170,467
LPL Holdings, Inc.
Term Loan, 4.42%, (1 mo. USD LIBOR + 2.25%), Maturing September 23, 2024	1,982	1,988,695
MIP Delaware, LLC
Term Loan, 5.39%, (3 mo. USD LIBOR + 3.00%), Maturing March 9, 2020	111	111,211
Ocwen Financial Corporation
Term Loan, 7.17%, (1 mo. USD LIBOR + 5.00%), Maturing December 5, 2020	197	198,266
Sesac Holdco II, LLC
Term Loan, 5.24%, (1 mo. USD LIBOR + 3.00%), Maturing February 23, 2024	394	393,508
StepStone Group L.P.
Term Loan, 6.24%, (1 mo. USD LIBOR + 4.00%), Maturing March 14, 2025	448	451,668
Victory Capital Holdings, Inc.
Term Loan, 5.14%, (3 mo. USD LIBOR + 2.75%), Maturing February 12, 2025	194	195,336
Virtus Investment Partners, Inc.
Term Loan, 4.60%, (1 mo. USD LIBOR + 2.50%), Maturing June 1, 2024	481	484,315
Walker & Dunlop, Inc.
Term Loan, 5.24%, (1 mo. USD LIBOR + 3.00%), Maturing December 11, 2020	1,259	1,268,890

		$18,448,665

Food Products — 2.7%
Alphabet Holding Company, Inc.
Term Loan, 5.74%, (1 mo. USD LIBOR + 3.50%), Maturing September 26, 2024	$2,753	$2,667,002
American Seafoods Group, LLC
Term Loan, 5.00%, (1 mo. USD LIBOR + 2.75%), Maturing August 21, 2023	118	117,414
CHG PPC Parent, LLC
Term Loan, 4.99%, (1 mo. USD LIBOR + 2.75%), Maturing March 31, 2025	1,870	1,874,405
Del Monte Foods, Inc.
Term Loan, 5.56%, (3 mo. USD LIBOR + 3.25%), Maturing February 18, 2021	1,202	1,111,345
Dole Food Company, Inc.
Term Loan, 4.96%, (USD LIBOR + 2.75%), Maturing April 6, 2024(4)	1,235	1,236,121
Hearthside Food Solutions, LLC
Term Loan, 5.24%, (1 mo. USD LIBOR + 3.00%), Maturing May 23, 2025	574	572,590
High Liner Foods Incorporated
Term Loan, 5.59%, (3 mo. USD LIBOR + 3.25%), Maturing April 24, 2021	491	466,638

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
HLF Financing S.a.r.l.
Term Loan, 5.49%, (1 mo. USD LIBOR + 3.25%), Maturing August 9, 2025	$875	$882,929
Jacobs Douwe Egberts International B.V.
Term Loan, 4.63%, (3 mo. USD LIBOR + 2.25%), Maturing July 1, 2022	1,267	1,276,127
JBS USA, LLC
Term Loan, 4.84%, (3 mo. USD LIBOR + 2.50%), Maturing October 30, 2022	7,957	7,981,712
Nomad Foods Europe Midco Limited
Term Loan, 4.41%, (1 mo. USD LIBOR + 2.25%), Maturing May 15, 2024	896	893,137
Pinnacle Foods Finance, LLC
Term Loan, 3.85%, (1 mo. USD LIBOR + 1.75%), Maturing February 2, 2024	415	415,711
Post Holdings, Inc.
Term Loan, 4.22%, (1 mo. USD LIBOR + 2.00%), Maturing May 24, 2024	1,210	1,211,351

		$20,706,482

Food Service — 1.9% 1011778 B.C. Unlimited Liability Company
Term Loan, 4.49%, (1 mo. USD LIBOR + 2.25%), Maturing February 16, 2024	$6,805	$6,815,054
Aramark Services, Inc.
Term Loan, 4.08%, (3 mo. USD LIBOR + 1.75%), Maturing March 11, 2025	630	631,593
Del Frisco’s Restaurant Group, Inc.
Term Loan, 8.25%, (1 mo. USD LIBOR + 6.00%), Maturing June 27, 2025	499	493,762
IRB Holding Corp.
Term Loan, 5.46%, (2 mo. USD LIBOR + 3.25%), Maturing February 5, 2025	2,617	2,630,151
KFC Holding Co.
Term Loan, 3.91%, (1 mo. USD LIBOR + 1.75%), Maturing April 3, 2025	637	638,425
NPC International, Inc.
Term Loan, 5.58%, (1 mo. USD LIBOR + 3.50%), Maturing April 19, 2024	644	646,851
Restaurant Technologies, Inc.
Term Loan, Maturing October 1, 2025(5)	175	175,984
Seminole Hard Rock Entertainment, Inc.
Term Loan, 5.09%, (3 mo. USD LIBOR + 2.75%), Maturing May 14, 2020	143	143,213
US Foods, Inc.
Term Loan, 4.24%, (1 mo. USD LIBOR + 2.00%), Maturing June 27, 2023	2,124	2,133,315
Welbilt, Inc.
Term Loan, 4.99%, (1 mo. USD LIBOR + 2.75%), Maturing March 3, 2023	564	568,340

		$14,876,688

Food/Drug Retailers — 1.0%
Albertsons, LLC
Term Loan, 4.99%, (1 mo. USD LIBOR + 2.75%), Maturing August 25, 2021	$2,699	$2,705,221
Term Loan, 5.31%, (3 mo. USD LIBOR + 3.00%), Maturing June 22, 2023	3,446	3,450,763
Dhanani Group, Inc.
Term Loan, 5.99%, (1 mo. USD LIBOR + 3.75%), Maturing June 27, 2025	474	474,405
Diplomat Pharmacy, Inc.
Term Loan, 6.75%, (1 mo. USD LIBOR + 4.50%), Maturing December 20, 2024	343	346,047
Supervalu, Inc.
Term Loan, 5.74%, (1 mo. USD LIBOR + 3.50%), Maturing June 8, 2024	148	148,402
Term Loan, 5.74%, (1 mo. USD LIBOR + 3.50%), Maturing June 8, 2024	247	247,337

		$7,372,175

Forest Products — 0.1%
Expera Specialty Solutions, LLC
Term Loan, 6.34%, (1 week USD LIBOR + 4.25%), Maturing November 3, 2023	$710	$710,858

		$710,858

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
Health Care — 8.1%
Acadia Healthcare Company, Inc.
Term Loan, 4.74%, (1 mo. USD LIBOR + 2.50%), Maturing February 11, 2022	$164	$165,737
ADMI Corp.
Term Loan, 5.49%, (1 mo. USD LIBOR + 3.25%), Maturing April 30, 2025	1,322	1,329,948
Akorn, Inc.
Term Loan, 7.00%, (1 mo. USD LIBOR + 4.75%), Maturing April 16, 2021	1,537	1,493,176
Alliance Healthcare Services, Inc.
Term Loan, 6.74%, (1 mo. USD LIBOR + 4.50%), Maturing October 24, 2023	739	744,291
Argon Medical Devices, Inc.
Term Loan, 5.99%, (1 mo. USD LIBOR + 3.75%), Maturing January 23, 2025	1,269	1,278,735
Auris Luxembourg III S.a.r.l.
Term Loan, 5.39%, (3 mo. USD LIBOR + 3.00%), Maturing January 17, 2022	2,485	2,522,620
Avantor, Inc.
Term Loan, 6.24%, (1 mo. USD LIBOR + 4.00%), Maturing November 21, 2024	1,911	1,935,297
BioClinica, Inc.
Term Loan, 6.63%, (3 mo. USD LIBOR + 4.25%), Maturing October 20, 2023	467	443,353
BW NHHC Holdco, Inc.
Term Loan, 7.16%, (1 mo. USD LIBOR + 5.00%), Maturing May 15, 2025	773	760,017
Carestream Dental Equipment, Inc.
Term Loan, 5.64%, (3 mo. USD LIBOR + 3.25%), Maturing September 1, 2024	272	272,136
CHG Healthcare Services, Inc.
Term Loan, 5.31%, (USD LIBOR + 3.00%), Maturing June 7, 2023(4)	2,245	2,259,832
Community Health Systems, Inc.
Term Loan, 5.56%, (3 mo. USD LIBOR + 3.25%), Maturing January 27, 2021	1,344	1,326,744
Concentra, Inc.
Term Loan, 4.86%, (1 mo. USD LIBOR + 2.75%), Maturing June 1, 2022	1,496	1,503,956
Convatec, Inc.
Term Loan, 4.64%, (3 mo. USD LIBOR + 2.25%), Maturing October 31, 2023	394	395,970
CPI Holdco, LLC
Term Loan, 5.89%, (3 mo. USD LIBOR + 3.50%), Maturing March 21, 2024	592	596,691
CryoLife, Inc.
Term Loan, 6.39%, (3 mo. USD LIBOR + 4.00%), Maturing November 14, 2024	372	376,840
CTC AcquiCo GmbH
Term Loan, 5.56%, (3 mo. USD LIBOR + 3.25%), Maturing March 7, 2025	850	847,875
DaVita, Inc.
Term Loan, 4.99%, (1 mo. USD LIBOR + 2.75%), Maturing June 24, 2021	1,019	1,024,251
DJO Finance, LLC
Term Loan, 5.54%, (USD LIBOR + 3.25%), Maturing June 8, 2020(4)	2,365	2,367,730
Envision Healthcare Corporation
Term Loan, 5.25%, (1 mo. USD LIBOR + 3.00%), Maturing December 1, 2023	3,699	3,703,838
Equian, LLC
Term Loan, 5.46%, (1 mo. USD LIBOR + 3.25%), Maturing May 20, 2024	1,420	1,429,033
Gentiva Health Services, Inc.
Term Loan, 6.00%, (1 mo. USD LIBOR + 3.75%), Maturing July 2, 2025	1,637	1,658,591
GHX Ultimate Parent Corporation
Term Loan, 5.64%, (3 mo. USD LIBOR + 3.25%), Maturing June 28, 2024	693	696,711
Greatbatch Ltd.
Term Loan, 5.14%, (1 mo. USD LIBOR + 3.00%), Maturing October 27, 2022	1,769	1,783,167
Grifols Worldwide Operations USA, Inc.
Term Loan, 4.42%, (1 week USD LIBOR + 2.25%), Maturing January 31, 2025	2,438	2,453,112

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
Hanger, Inc.
Term Loan, 5.74%, (1 mo. USD LIBOR + 3.50%), Maturing February 26, 2025	$1,245	$1,243,316
Indivior Finance S.a.r.l.
Term Loan, 6.85%, (3 mo. USD LIBOR + 4.50%), Maturing December 18, 2022	394	392,930
Inovalon Holdings, Inc.
Term Loan, 5.63%, (1 mo. USD LIBOR + 3.50%), Maturing April 2, 2025	950	951,187
IQVIA, Inc.
Term Loan, 4.39%, (3 mo. USD LIBOR + 2.00%), Maturing March 7, 2024	128	128,523
Term Loan, 4.39%, (3 mo. USD LIBOR + 2.00%), Maturing January 17, 2025	545	546,598
Kinetic Concepts, Inc.
Term Loan, 5.64%, (3 mo. USD LIBOR + 3.25%), Maturing February 2, 2024	1,926	1,939,826
MedPlast Holdings, Inc.
Term Loan, 6.09%, (3 mo. USD LIBOR + 3.75%), Maturing July 2, 2025	375	379,687
MPH Acquisition Holdings, LLC
Term Loan, 5.14%, (3 mo. USD LIBOR + 2.75%), Maturing June 7, 2023	1,759	1,764,721
National Mentor Holdings, Inc.
Term Loan, 5.39%, (3 mo. USD LIBOR + 3.00%), Maturing January 31, 2021	334	335,712
Navicure, Inc.
Term Loan, 5.99%, (1 mo. USD LIBOR + 3.75%), Maturing November 1, 2024	596	599,104
New Millennium Holdco, Inc.
Term Loan, 8.74%, (1 mo. USD LIBOR + 6.50%), Maturing December 21, 2020	102	57,266
One Call Corporation
Term Loan, 7.38%, (1 mo. USD LIBOR + 5.25%), Maturing November 25, 2022	1,088	1,034,880
Ortho-Clinical Diagnostics S.A.
Term Loan, 5.49%, (1 mo. USD LIBOR + 3.25%), Maturing June 30, 2025	2,539	2,549,749
Parexel International Corporation
Term Loan, 4.99%, (1 mo. USD LIBOR + 2.75%), Maturing September 27, 2024	1,906	1,896,816
Press Ganey Holdings, Inc.
Term Loan, 4.99%, (1 mo. USD LIBOR + 2.75%), Maturing October 23, 2023	516	518,714
Prospect Medical Holdings, Inc.
Term Loan, 7.63%, (1 mo. USD LIBOR + 5.50%), Maturing February 22, 2024	1,095	1,106,813
R1 RCM, Inc.
Term Loan, 7.43%, (2 mo. USD LIBOR + 5.25%), Maturing May 8, 2025	450	451,125
RadNet, Inc.
Term Loan, 6.09%, (3 mo. USD LIBOR + 3.75%), Maturing June 30, 2023	1,447	1,459,223
Select Medical Corporation
Term Loan, 4.90%, (1 mo. USD LIBOR + 2.75%), Maturing March 1, 2021	1,207	1,216,429
Sotera Health Holdings, LLC
Term Loan, 5.24%, (1 mo. USD LIBOR + 3.00%), Maturing May 15, 2022	2,378	2,384,372
Sound Inpatient Physicians
Term Loan, 5.24%, (1 mo. USD LIBOR + 3.00%), Maturing June 27, 2025	374	376,985
Surgery Center Holdings, Inc.
Term Loan, 5.57%, (3 mo. USD LIBOR + 3.25%), Maturing September 2, 2024	1,432	1,434,562
Syneos Health, Inc.
Term Loan, 4.24%, (1 mo. USD LIBOR + 2.00%), Maturing August 1, 2024	1,068	1,071,206
Team Health Holdings, Inc.
Term Loan, 4.99%, (1 mo. USD LIBOR + 2.75%), Maturing February 6, 2024	1,453	1,414,737
Tecomet, Inc.
Term Loan, 5.62%, (1 mo. USD LIBOR + 3.50%), Maturing May 1, 2024	1,190	1,195,877
U.S. Anesthesia Partners, Inc.
Term Loan, 5.24%, (1 mo. USD LIBOR + 3.00%), Maturing June 23, 2024	840	845,901

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
Verscend Holding Corp.
Term Loan, 6.74%, (1 mo. USD LIBOR + 4.50%), Maturing August 27, 2025	$1,300	$1,307,312
Wink Holdco, Inc.
Term Loan, 5.24%, (1 mo. USD LIBOR + 3.00%), Maturing December 2, 2024	347	346,724

		$62,319,946

Home Furnishings — 0.6%
Bright Bidco B.V.
Term Loan, 5.84%, (USD LIBOR + 3.50%), Maturing June 30, 2024(4)	$1,137	$1,125,235
Serta Simmons Bedding, LLC
Term Loan, 5.61%, (1 mo. USD LIBOR + 3.50%), Maturing November 8, 2023	4,039	3,669,987

		$4,795,222

Industrial Equipment — 4.3%
Altra Industrial Motion Corp.
Term Loan, Maturing October 1, 2025(5)	$625	$627,344
Apex Tool Group, LLC
Term Loan, 5.99%, (1 mo. USD LIBOR + 3.75%), Maturing February 1, 2022	1,815	1,822,930
CFSP Acquisition Corp.
Term Loan, 1.00%, Maturing March 20, 2025(2)	129	128,351
Term Loan, 5.21%, (1 mo. USD LIBOR + 3.00%), Maturing March 20, 2025	568	566,179
Clark Equipment Company
Term Loan, 4.37%, (USD LIBOR + 2.00%), Maturing May 18, 2024(4)	1,196	1,199,151
Delachaux S.A.
Term Loan, 5.88%, (USD LIBOR + 3.50%), Maturing October 28, 2021(4)	268	271,033
DexKo Global, Inc.
Term Loan, 5.74%, (1 mo. USD LIBOR + 3.50%), Maturing July 24, 2024	620	623,551
DXP Enterprises, Inc.
Term Loan, 6.99%, (1 mo. USD LIBOR + 4.75%), Maturing August 29, 2023	371	374,034
Engineered Machinery Holdings, Inc.
Term Loan, 5.64%, (3 mo. USD LIBOR + 3.25%), Maturing July 19, 2024	1,365	1,349,335
EWT Holdings III Corp.
Term Loan, 5.24%, (1 mo. USD LIBOR + 3.00%), Maturing December 20, 2024	4,022	4,053,334
Filtration Group Corporation
Term Loan, 5.24%, (1 mo. USD LIBOR + 3.00%), Maturing March 29, 2025	3,234	3,258,339
Gardner Denver, Inc.
Term Loan, 4.99%, (1 mo. USD LIBOR + 2.75%), Maturing July 30, 2024	1,077	1,085,164
Gates Global, LLC
Term Loan, 4.99%, (1 mo. USD LIBOR + 2.75%), Maturing April 1, 2024	4,987	5,022,123
Hamilton Holdco, LLC
Term Loan, 4.34%, (3 mo. USD LIBOR + 2.00%), Maturing July 2, 2025	673	675,417
Hayward Industries, Inc.
Term Loan, 5.74%, (1 mo. USD LIBOR + 3.50%), Maturing August 5, 2024	322	324,163
LTI Holdings, Inc.
Term Loan, Maturing September 6, 2025(5)	425	427,391
Milacron, LLC
Term Loan, 4.74%, (1 mo. USD LIBOR + 2.50%), Maturing September 28, 2023	1,867	1,869,091
Paladin Brands Holding, Inc.
Term Loan, 7.89%, (3 mo. USD LIBOR + 5.50%), Maturing August 15, 2022	884	887,140
Pro Mach Group, Inc.
Term Loan, 5.13%, (1 mo. USD LIBOR + 3.00%), Maturing March 7, 2025	174	173,907

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
Rexnord, LLC
Term Loan, 4.24%, (1 mo. USD LIBOR + 2.00%), Maturing August 21, 2024	$2,069	$2,082,779
Robertshaw US Holding Corp.
Term Loan, 5.75%, (1 mo. USD LIBOR + 3.50%), Maturing February 28, 2025	1,741	1,731,455
Shape Technologies Group, Inc.
Term Loan, 5.23%, (USD LIBOR + 3.00%), Maturing April 21, 2025(4)	1,172	1,172,795
Tank Holding Corp.
Term Loan, 5.67%, (USD LIBOR + 3.50%), Maturing March 17, 2022(4)	662	665,428
Thermon Industries, Inc.
Term Loan, 5.85%, (2 mo. USD LIBOR + 3.75%), Maturing October 24, 2024	243	244,950
Titan Acquisition Limited
Term Loan, 5.24%, (1 mo. USD LIBOR + 3.00%), Maturing March 28, 2025	2,239	2,174,211

		$32,809,595

Insurance — 2.9%
Alliant Holdings I, Inc.
Term Loan, 5.15%, (1 mo. USD LIBOR + 3.00%), Maturing May 9, 2025	$1,705	$1,710,755
AmWINS Group, Inc.
Term Loan, 4.96%, (1 mo. USD LIBOR + 2.75%), Maturing January 25, 2024	4,091	4,107,039
Asurion, LLC
Term Loan, 5.24%, (1 mo. USD LIBOR + 3.00%), Maturing August 4, 2022	3,110	3,139,741
Term Loan, 5.24%, (1 mo. USD LIBOR + 3.00%), Maturing November 3, 2023	1,516	1,528,367
Term Loan - Second Lien, 8.74%, (1 mo. USD LIBOR + 6.50%), Maturing August 4, 2025	1,900	1,957,395
FrontDoor, Inc.
Term Loan, 4.75%, (1 mo. USD LIBOR + 2.50%), Maturing August 14, 2025	400	403,500
Hub International Limited
Term Loan, 5.34%, (3 mo. USD LIBOR + 3.00%), Maturing April 25, 2025	3,741	3,751,260
NFP Corp.
Term Loan, 5.24%, (1 mo. USD LIBOR + 3.00%), Maturing January 8, 2024	2,598	2,600,843
Sedgwick Claims Management Services, Inc.
Term Loan, 4.99%, (1 mo. USD LIBOR + 2.75%), Maturing March 1, 2021	796	797,171
USI, Inc.
Term Loan, 5.39%, (3 mo. USD LIBOR + 3.00%), Maturing May 16, 2024	2,079	2,081,971

		$22,078,042

Leisure Goods/Activities/Movies — 3.1%
AMC Entertainment Holdings, Inc.
Term Loan, 4.38%, (1 mo. USD LIBOR + 2.25%), Maturing December 15, 2022	$1,337	$1,340,252
Term Loan, 4.38%, (1 mo. USD LIBOR + 2.25%), Maturing December 15, 2023	369	370,222
Ancestry.com Operations, Inc.
Term Loan, 5.50%, (1 mo. USD LIBOR + 3.25%), Maturing October 19, 2023	2,794	2,805,410
Bombardier Recreational Products, Inc.
Term Loan, 4.24%, (1 mo. USD LIBOR + 2.00%), Maturing May 23, 2025	2,906	2,908,796
Bright Horizons Family Solutions, Inc.
Term Loan, 3.99%, (1 mo. USD LIBOR + 1.75%), Maturing November 7, 2023	369	370,068
CDS U.S. Intermediate Holdings, Inc.
Term Loan, 6.14%, (3 mo. USD LIBOR + 3.75%), Maturing July 8, 2022	902	890,083
ClubCorp Holdings, Inc.
Term Loan, 5.14%, (3 mo. USD LIBOR + 2.75%), Maturing September 18, 2024	1,298	1,291,854

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
Crown Finance US, Inc.
Term Loan, 4.74%, (1 mo. USD LIBOR + 2.50%), Maturing February 28, 2025	$3,010	$3,008,412
Delta 2 (LUX) S.a.r.l.
Term Loan, 4.74%, (1 mo. USD LIBOR + 2.50%), Maturing February 1, 2024	2,184	2,168,641
Emerald Expositions Holding, Inc.
Term Loan, 4.99%, (1 mo. USD LIBOR + 2.75%), Maturing May 22, 2024	809	815,862
Live Nation Entertainment, Inc.
Term Loan, 4.00%, (1 mo. USD LIBOR + 1.75%), Maturing October 31, 2023	511	512,747
Match Group, Inc.
Term Loan, 4.67%, (1 mo. USD LIBOR + 2.50%), Maturing November 16, 2022	317	319,860
Sabre GLBL, Inc.
Term Loan, 4.24%, (1 mo. USD LIBOR + 2.00%), Maturing February 22, 2024	1,506	1,512,538
SeaWorld Parks & Entertainment, Inc.
Term Loan, 5.24%, (1 mo. USD LIBOR + 3.00%), Maturing March 31, 2024	1,429	1,428,700
SRAM, LLC
Term Loan, 5.02%, (2 mo. USD LIBOR + 2.75%), Maturing March 15, 2024	1,058	1,065,115
Steinway Musical Instruments, Inc.
Term Loan, 5.91%, (1 mo. USD LIBOR + 3.75%), Maturing February 13, 2025	647	648,367
Travel Leaders Group, LLC
Term Loan, 6.16%, (1 mo. USD LIBOR + 4.00%), Maturing January 25, 2024	798	808,474
UFC Holdings, LLC
Term Loan, 5.50%, (1 mo. USD LIBOR + 3.25%), Maturing August 18, 2023	1,400	1,409,688

		$23,675,089

Lodging and Casinos — 4.6%
Aristocrat Technologies, Inc.
Term Loan, 4.10%, (3 mo. USD LIBOR + 1.75%), Maturing October 19, 2024	$811	$810,797
Boyd Gaming Corporation
Term Loan, 4.42%, (1 week USD LIBOR + 2.25%), Maturing September 15, 2023	1,184	1,191,001
CityCenter Holdings, LLC
Term Loan, 4.49%, (1 mo. USD LIBOR + 2.25%), Maturing April 18, 2024	3,849	3,858,432
Eldorado Resorts, LLC
Term Loan, 4.41%, (USD LIBOR + 2.25%), Maturing April 17, 2024(4)	1,336	1,344,486
ESH Hospitality, Inc.
Term Loan, 4.24%, (1 mo. USD LIBOR + 2.00%), Maturing August 30, 2023	3,646	3,650,546
Four Seasons Hotels Limited
Term Loan, 4.24%, (1 mo. USD LIBOR + 2.00%), Maturing November 30, 2023	639	639,937
Golden Nugget, Inc.
Term Loan, 4.95%, (1 mo. USD LIBOR + 2.75%), Maturing October 4, 2023	2,266	2,278,919
GVC Holdings PLC
Term Loan, 4.74%, (1 mo. USD LIBOR + 2.50%), Maturing March 29, 2024	821	825,322
Hanjin International Corp.
Term Loan, 4.83%, (3 mo. USD LIBOR + 2.50%), Maturing October 18, 2020	375	375,586
Hilton Worldwide Finance, LLC
Term Loan, 3.97%, (1 mo. USD LIBOR + 1.75%), Maturing October 25, 2023	3,858	3,877,717
Las Vegas Sands, LLC
Term Loan, 3.99%, (1 mo. USD LIBOR + 1.75%), Maturing March 27, 2025	821	821,155
MGM Growth Properties Operating Partnership L.P.
Term Loan, 4.24%, (1 mo. USD LIBOR + 2.00%), Maturing March 21, 2025	2,839	2,845,878
Playa Resorts Holding B.V.
Term Loan, 4.99%, (1 mo. USD LIBOR + 2.75%), Maturing April 29, 2024	2,625	2,608,227

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
RHP Hotel Properties, L.P.
Term Loan, 4.34%, (3 mo. USD LIBOR + 2.00%), Maturing May 11, 2024	$1,855	$1,858,597
Stars Group Holdings B.V. (The)
Term Loan, 5.89%, (3 mo. USD LIBOR + 3.50%), Maturing July 10, 2025	5,237	5,288,259
Tropicana Entertainment, Inc.
Term Loan, 7.25%, (3 mo. USD Prime + 2.00%), Maturing November 27, 2020	281	282,173
VICI Properties 1, LLC
Term Loan, 4.21%, (1 mo. USD LIBOR + 2.00%), Maturing December 20, 2024	1,599	1,603,860
Wyndham Hotels & Resorts, Inc.
Term Loan, 3.99%, (1 mo. USD LIBOR + 1.75%), Maturing May 30, 2025	975	979,144

		$35,140,036

Nonferrous Metals/Minerals — 0.4%
Dynacast International, LLC
Term Loan, 5.64%, (3 mo. USD LIBOR + 3.25%), Maturing January 28, 2022	$1,297	$1,302,627
Global Brass & Copper, Inc.
Term Loan, 4.75%, (1 mo. USD LIBOR + 2.50%), Maturing May 29, 2025	539	542,032
Murray Energy Corporation
Term Loan, 9.49%, (1 mo. USD LIBOR + 7.25%), Maturing October 17, 2022	1,230	1,129,775
Noranda Aluminum Acquisition Corporation
Term Loan, 0.00%, Maturing February 28, 2019(3)(6)	215	16,589
Oxbow Carbon, LLC
Term Loan, 5.74%, (1 mo. USD LIBOR + 3.50%), Maturing January 4, 2023	457	462,902

		$3,453,925

Oil and Gas — 1.3%
Ameriforge Group, Inc.
Term Loan, 9.39%, (3 mo. USD LIBOR + 7.00%), Maturing June 8, 2022	$525	$529,204
Apergy Corporation
Term Loan, 4.75%, (1 mo. USD LIBOR + 2.50%), Maturing May 9, 2025	262	264,279
CITGO Petroleum Corporation
Term Loan, 5.84%, (3 mo. USD LIBOR + 3.50%), Maturing July 29, 2021	1,245	1,247,683
Delek US Holdings, Inc.
Term Loan, 4.74%, (1 mo. USD LIBOR + 2.50%), Maturing March 31, 2025	274	275,107
Fieldwood Energy, LLC
Term Loan, 7.49%, (1 mo. USD LIBOR + 5.25%), Maturing April 11, 2022	761	767,406
Green Plains Renewable Energy, Inc.
Term Loan, 7.75%, (1 mo. USD LIBOR + 5.50%), Maturing August 18, 2023	743	752,709
Lotus Midstream, LLC
Term Loan, Maturing September 25, 2025(5)	225	224,438
McDermott Technology Americas, Inc.
Term Loan, 7.24%, (1 mo. USD LIBOR + 5.00%), Maturing May 10, 2025	945	958,483
Medallion Midland Acquisition, LLC
Term Loan, 5.49%, (1 mo. USD LIBOR + 3.25%), Maturing October 30, 2024	322	320,078
MEG Energy Corp.
Term Loan, 5.75%, (1 mo. USD LIBOR + 3.50%), Maturing December 31, 2023	664	664,699
PSC Industrial Holdings Corp.
Term Loan, 5.91%, (1 mo. USD LIBOR + 3.75%), Maturing October 3, 2024	1,315	1,320,816
Sheridan Investment Partners II L.P.
Term Loan, 5.82%, (3 mo. USD LIBOR + 3.50%), Maturing December 16, 2020	22	19,986
Term Loan, 5.82%, (3 mo. USD LIBOR + 3.50%), Maturing December 16, 2020	58	53,589
Term Loan, 5.82%, (3 mo. USD LIBOR + 3.50%), Maturing December 16, 2020	420	385,233

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
Sheridan Production Partners I, LLC
Term Loan, 5.83%, (3 mo. USD LIBOR + 3.50%), Maturing October 1, 2019	$43	$39,054
Term Loan, 5.83%, (3 mo. USD LIBOR + 3.50%), Maturing October 1, 2019	70	63,939
Term Loan, 5.83%, (3 mo. USD LIBOR + 3.50%), Maturing October 1, 2019	526	482,528
Southcross Energy Partners L.P.
Term Loan, 6.64%, (3 mo. USD LIBOR + 4.25%), Maturing August 4, 2021	478	452,113
Ultra Resources, Inc.
Term Loan, 5.17%, (1 mo. USD LIBOR + 3.00%), Maturing April 12, 2024	1,050	954,188

		$9,775,532

Publishing — 0.9%
Ascend Learning, LLC
Term Loan, 5.24%, (1 mo. USD LIBOR + 3.00%), Maturing July 12, 2024	$1,163	$1,165,795
Getty Images, Inc.
Term Loan, 5.74%, (1 mo. USD LIBOR + 3.50%), Maturing October 18, 2019	2,571	2,556,338
Harland Clarke Holdings Corp.
Term Loan, 7.14%, (3 mo. USD LIBOR + 4.75%), Maturing November 3, 2023	947	910,983
Lamar Media Corporation
Term Loan, 3.94%, (1 mo. USD LIBOR + 1.75%), Maturing March 14, 2025	398	399,907
LSC Communications, Inc.
Term Loan, 7.74%, (1 mo. USD LIBOR + 5.50%), Maturing September 30, 2022	605	609,538
Merrill Communications, LLC
Term Loan, 7.59%, (3 mo. USD LIBOR + 5.25%), Maturing June 1, 2022	165	165,836
Multi Color Corporation
Term Loan, 4.49%, (1 mo. USD LIBOR + 2.25%), Maturing October 31, 2024	248	249,676
ProQuest, LLC
Term Loan, 5.99%, (1 mo. USD LIBOR + 3.75%), Maturing October 24, 2021	776	779,972

		$6,838,045

Radio and Television — 2.4%
ALM Media Holdings, Inc.
Term Loan, 6.89%, (3 mo. USD LIBOR + 4.50%), Maturing July 31, 2020	$290	$257,573
Altice France S.A.
Term Loan, 6.16%, (1 mo. USD LIBOR + 4.00%), Maturing August 14, 2026	500	496,687
CBS Radio, Inc.
Term Loan, 4.96%, (1 mo. USD LIBOR + 2.75%), Maturing November 17, 2024	2,456	2,437,298
Cumulus Media New Holdings, Inc.
Term Loan, 6.75%, (1 mo. USD LIBOR + 4.50%), Maturing May 15, 2022	1,869	1,848,758
Entravision Communications Corporation
Term Loan, 4.99%, (1 mo. USD LIBOR + 2.75%), Maturing November 29, 2024	792	783,750
Gray Television, Inc.
Term Loan, 4.35%, (1 mo. USD LIBOR + 2.25%), Maturing February 7, 2024	139	139,610
Hubbard Radio, LLC
Term Loan, 5.25%, (1 mo. USD LIBOR + 3.00%), Maturing March 28, 2025	389	390,716
iHeartCommunications, Inc.
Term Loan, 0.00%, Maturing January 30, 2019(6)	453	338,617
Term Loan, 0.00%, Maturing July 30, 2019(6)	146	108,875
Mission Broadcasting, Inc.
Term Loan, 4.60%, (1 mo. USD LIBOR + 2.50%), Maturing January 17, 2024	204	204,758
Nexstar Broadcasting, Inc.
Term Loan, 4.60%, (1 mo. USD LIBOR + 2.50%), Maturing January 17, 2024	1,455	1,462,856
Raycom TV Broadcasting, LLC
Term Loan, 4.49%, (1 mo. USD LIBOR + 2.25%), Maturing August 23, 2024	792	793,485

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
Sinclair Television Group, Inc.
Term Loan, 4.50%, (1 mo. USD LIBOR + 2.25%), Maturing January 3, 2024	$2,186	$2,196,311
Townsquare Media, Inc.
Term Loan, 5.29%, (2 mo. USD LIBOR + 3.00%), Maturing April 1, 2022	2,027	2,031,583
Univision Communications, Inc.
Term Loan, 4.99%, (1 mo. USD LIBOR + 2.75%), Maturing March 15, 2024	5,085	4,952,530

		$18,443,407

Retailers (Except Food and Drug) — 2.7%
Ascena Retail Group, Inc.
Term Loan, 6.75%, (1 mo. USD LIBOR + 4.50%), Maturing August 21, 2022	$1,237	$1,196,652
Bass Pro Group, LLC
Term Loan, 7.24%, (1 mo. USD LIBOR + 5.00%), Maturing September 25, 2024	891	901,163
BJ’s Wholesale Club, Inc.
Term Loan, 5.15%, (1 mo. USD LIBOR + 3.00%), Maturing February 3, 2024	4,522	4,552,368
CDW, LLC
Term Loan, 4.00%, (1 mo. USD LIBOR + 1.75%), Maturing August 17, 2023	2,088	2,094,655
Coinamatic Canada, Inc.
Term Loan, 5.49%, (1 mo. USD LIBOR + 3.25%), Maturing May 14, 2022	101	102,236
David’s Bridal, Inc.
Term Loan, 6.32%, (3 mo. USD LIBOR + 4.00%), Maturing October 11, 2019	1,556	1,388,372
Evergreen Acqco 1 L.P.
Term Loan, 6.10%, (3 mo. USD LIBOR + 3.75%), Maturing July 9, 2019	936	917,926
Global Appliance, Inc.
Term Loan, 6.25%, (1 mo. USD LIBOR + 4.00%), Maturing September 29, 2024	718	698,012
Harbor Freight Tools USA, Inc.
Term Loan, 4.74%, (1 mo. USD LIBOR + 2.50%), Maturing August 18, 2023	295	295,344
J. Crew Group, Inc.
Term Loan, 5.32%, (USD LIBOR + 3.00%), Maturing March 5, 2021(3)(4)	1,910	1,548,307
LSF9 Atlantis Holdings, LLC
Term Loan, 8.12%, (1 mo. USD LIBOR + 6.00%), Maturing May 1, 2023	702	679,957
Neiman Marcus Group Ltd., LLC
Term Loan, 5.37%, (1 mo. USD LIBOR + 3.25%), Maturing October 25, 2020	1,577	1,466,843
Party City Holdings, Inc.
Term Loan, 5.14%, (USD LIBOR + 2.75%), Maturing August 19, 2022(4)	795	800,992
PetSmart, Inc.
Term Loan, 5.12%, (1 mo. USD LIBOR + 3.00%), Maturing March 11, 2022	2,674	2,353,917
PFS Holding Corporation
Term Loan, 5.61%, (1 mo. USD LIBOR + 3.50%), Maturing January 31, 2021	1,098	631,494
Pier 1 Imports (U.S.), Inc.
Term Loan, 5.89%, (3 mo. USD LIBOR + 3.50%), Maturing April 30, 2021	335	274,802
Shutterfly, Inc.
Term Loan, 5.00%, (1 mo. USD LIBOR + 2.75%), Maturing August 17, 2024	399	400,945
Vivid Seats Ltd.
Term Loan, 5.74%, (1 mo. USD LIBOR + 3.50%), Maturing June 30, 2024	765	763,399

		$21,067,384

Steel — 1.3%
Aleris International, Inc.
Term Loan, 6.99%, (1 mo. USD LIBOR + 4.75%), Maturing February 27, 2023	$998	$1,017,034
Atkore International, Inc.
Term Loan, 5.14%, (3 mo. USD LIBOR + 2.75%), Maturing December 22, 2023	1,268	1,274,582
GrafTech Finance, Inc.
Term Loan, 5.74%, (1 mo. USD LIBOR + 3.50%), Maturing February 12, 2025	2,592	2,613,249

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
Neenah Foundry Company
Term Loan, 8.74%, (2 mo. USD LIBOR + 6.50%), Maturing December 13, 2022	$578	$574,612
Phoenix Services International, LLC
Term Loan, 5.87%, (1 mo. USD LIBOR + 3.75%), Maturing March 1, 2025	1,170	1,185,002
Zekelman Industries, Inc.
Term Loan, 4.62%, (3 mo. USD LIBOR + 2.25%), Maturing June 14, 2021	3,083	3,088,149

		$9,752,628

Surface Transport — 0.6%
Agro Merchants NAI Holdings, LLC
Term Loan, 6.14%, (3 mo. USD LIBOR + 3.75%), Maturing December 6, 2024	$1,268	$1,277,633
Hertz Corporation (The)
Term Loan, 4.99%, (1 mo. USD LIBOR + 2.75%), Maturing June 30, 2023	677	676,721
Kenan Advantage Group, Inc.
Term Loan, 5.24%, (1 mo. USD LIBOR + 3.00%), Maturing July 31, 2022	114	113,977
Term Loan, 5.24%, (1 mo. USD LIBOR + 3.00%), Maturing July 31, 2022	374	374,803
PODS, LLC
Term Loan, 4.88%, (1 mo. USD LIBOR + 2.75%), Maturing December 6, 2024	446	447,004
Stena International S.a.r.l.
Term Loan, 5.39%, (3 mo. USD LIBOR + 3.00%), Maturing March 3, 2021	979	960,521
XPO Logistics, Inc.
Term Loan, 4.23%, (1 mo. USD LIBOR + 2.00%), Maturing February 24, 2025	450	452,899

		$4,303,558

Telecommunications — 4.4%
CenturyLink, Inc.
Term Loan, 4.99%, (1 mo. USD LIBOR + 2.75%), Maturing January 31, 2025	$3,772	$3,751,070
Colorado Buyer, Inc.
Term Loan, 5.11%, (1 mo. USD LIBOR + 3.00%), Maturing May 1, 2024	1,580	1,584,937
Digicel International Finance Limited
Term Loan, 5.57%, (3 mo. USD LIBOR + 3.25%), Maturing May 28, 2024	569	543,872
Frontier Communications Corp.
Term Loan, 6.00%, (1 mo. USD LIBOR + 3.75%), Maturing June 15, 2024	1,407	1,383,882
Global Eagle Entertainment, Inc.
Term Loan, 10.02%, (6 mo. USD LIBOR + 7.50%), Maturing January 6, 2023	818	844,714
Intelsat Jackson Holdings S.A.
Term Loan, 6.73%, (1 mo. USD LIBOR + 4.50%), Maturing January 2, 2024	1,300	1,371,094
IPC Corp.
Term Loan, 6.85%, (3 mo. USD LIBOR + 4.50%), Maturing August 6, 2021	596	581,572
Level 3 Financing, Inc.
Term Loan, 4.43%, (1 mo. USD LIBOR + 2.25%), Maturing February 22, 2024	4,925	4,942,444
Lumentum Holdings
Term Loan, Maturing August 7, 2025(5)	1,500	1,515,000
Mitel Networks Corporation
Term Loan, 5.99%, (1 mo. USD LIBOR + 3.75%), Maturing September 25, 2023	304	307,331
Onvoy, LLC
Term Loan, 6.89%, (3 mo. USD LIBOR + 4.50%), Maturing February 10, 2024	814	798,337
Plantronics, Inc.
Term Loan, 4.74%, (1 mo. USD LIBOR + 2.50%), Maturing July 2, 2025	1,100	1,103,953
Sprint Communications, Inc.
Term Loan, 4.75%, (1 mo. USD LIBOR + 2.50%), Maturing February 2, 2024	7,906	7,930,853
Syniverse Holdings, Inc.
Term Loan, 7.15%, (1 mo. USD LIBOR + 5.00%), Maturing March 9, 2023	746	749,281

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
TDC A/S
Term Loan, 5.84%, (3 mo. USD LIBOR + 3.50%), Maturing May 31, 2025	$2,496	$2,528,389
Telesat Canada
Term Loan, 4.89%, (3 mo. USD LIBOR + 2.50%), Maturing November 17, 2023	3,638	3,652,702

		$33,589,431

Utilities — 1.6%
Brookfield WEC Holdings, Inc.
Term Loan, 5.99%, (1 mo. USD LIBOR + 3.75%), Maturing August 1, 2025	$1,900	$1,925,135
Calpine Construction Finance Company L.P.
Term Loan, 4.74%, (1 mo. USD LIBOR + 2.50%), Maturing January 15, 2025	367	367,875
Calpine Corporation
Term Loan, 4.89%, (3 mo. USD LIBOR + 2.50%), Maturing January 15, 2024	3,378	3,381,917
Dayton Power & Light Company (The)
Term Loan, 4.25%, (1 mo. USD LIBOR + 2.00%), Maturing August 24, 2022	368	369,819
Granite Acquisition, Inc.
Term Loan, 5.84%, (3 mo. USD LIBOR + 3.50%), Maturing December 19, 2021	1,714	1,730,747
Term Loan, 5.89%, (3 mo. USD LIBOR + 3.50%), Maturing December 19, 2021	78	78,708
Lightstone Generation, LLC
Term Loan, 5.99%, (1 mo. USD LIBOR + 3.75%), Maturing January 30, 2024	73	72,265
Term Loan, 5.99%, (1 mo. USD LIBOR + 3.75%), Maturing January 30, 2024	1,352	1,345,487
Longview Power, LLC
Term Loan, 8.35%, (3 mo. USD LIBOR + 6.00%), Maturing April 13, 2021	1,137	993,764
Talen Energy Supply, LLC
Term Loan, 6.24%, (1 mo. USD LIBOR + 4.00%), Maturing April 15, 2024	540	543,125
USIC Holdings, Inc.
Term Loan, 5.49%, (1 mo. USD LIBOR + 3.25%), Maturing December 8, 2023	647	652,341
Vistra Energy Corp.
Term Loan, 4.18%, (1 mo. USD LIBOR + 2.00%), Maturing December 31, 2025	848	849,253

		$12,310,436

Total Senior Floating-Rate Loans (identified cost $709,470,772)		$706,776,576

Corporate Bonds & Notes — 1.6%

Security	Principal Amount (000’s omitted)	Value
Business Equipment and Services — 0.1%
Travelport Corporate Finance PLC
6.00%, 3/15/26(7)	$1,050	$1,069,079

		$1,069,079

Chemicals and Plastics — 0.2%
Hexion, Inc.
6.625%, 4/15/20	$1,475	$1,390,187

		$1,390,187

Security	Principal Amount (000’s omitted)	Value
Containers and Glass Products — 0.3%
Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC
5.75%, 10/15/20	$1,866	$1,872,528
5.839%, (3 mo. USD LIBOR + 3.50%), 7/15/21(7)(8)	650	660,563

		$2,533,091

Drugs — 0.3%
Bausch Health Companies, Inc.
6.50%, 3/15/22(7)	$712	$742,260
7.00%, 3/15/24(7)	925	979,575
5.50%, 11/1/25(7)	575	576,150

		$2,297,985

Health Care — 0.3%
Avantor, Inc.
6.00%, 10/1/24(7)	$500	$508,750
CHS/Community Health Systems, Inc.
6.25%, 3/31/23	1,100	1,049,125
RegionalCare Hospital Partners Holdings, Inc.
8.25%, 5/1/23(7)	675	712,125

		$2,270,000

Radio and Television — 0.2%
iHeartCommunications, Inc.
9.00%, 12/15/19(6)	$181	$137,107
Univision Communications, Inc.
6.75%, 9/15/22(7)	124	127,100
5.125%, 2/15/25(7)	1,500	1,406,250

		$1,670,457

Retailers (Except Food and Drug) — 0.1%
Fresh Market, Inc. (The)
9.75%, 5/1/23(7)	$800	$600,000

		$600,000

Utilities — 0.1%
Calpine Corp.
5.25%, 6/1/26(7)	$700	$651,000

		$651,000

Total Corporate Bonds & Notes (identified cost $12,770,008)		$12,481,799

Common Stocks — 0.8%

Security	Shares	Value
Aerospace and Defense — 0.1%
IAP Global Services, LLC(3)(9)(10)	24	$278,900

		$278,900

Automotive — 0.1%
Dayco Products, LLC(9)(10)	15,250	$549,000

		$549,000

Security	Shares	Value
Business Equipment and Services — 0.2%
Education Management Corp.(3)(9)(10)	2,351,823	$0
RCS Capital Corp.(9)(10)	18,158	1,777,214

		$1,777,214

Electronics/Electrical — 0.0%(11)
Answers Corp.(3)(9)(10)	20,672	$150,699

		$150,699

Health Care — 0.0%(11)
New Millennium Holdco, Inc.(9)(10)	13,578	$2,071

		$2,071

Oil and Gas — 0.3%
AFG Holdings, Inc.(3)(9)(10)	17,136	$1,165,248
Fieldwood Energy, Inc.(9)(10)	5,122	264,637
Paragon Offshore Finance Company, Class A(9)(10)	1,168	1,241
Paragon Offshore Finance Company, Class B(9)(10)	584	19,418
Samson Resources II, LLC, Class A(9)(10)	33,971	806,811
Southcross Holdings Group, LLC(3)(9)(10)	44	0
Southcross Holdings L.P., Class A(9)(10)	44	10,780

		$2,268,135

Publishing — 0.1%
Cumulus Media, Inc.(9)(10)	24,069	$411,098
ION Media Networks, Inc.(3)(9)(10)	399	324,974

		$736,072

Total Common Stocks (identified cost $1,973,400)		$5,762,091

Convertible Preferred Stocks — 0.0%

Security	Shares	Value
Business Equipment and Services — 0.0%
Education Management Corp., Series A-1, 7.50%(3)(9)(10)	2,617	$0

Total Convertible Preferred Stocks (identified cost $184,700)		$0

Total Investments — 94.8% (identified cost $724,398,880)		$725,020,466

Less Unfunded Loan Commitments — (0.1)%		$(511,190)

Net Investments — 94.7% (identified cost $723,887,690)		$724,509,276

Other Assets, Less Liabilities — 5.3%		$40,945,649

Net Assets — 100.0%		$765,454,925

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)

Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or minimum rate.

(2)

Unfunded or partially unfunded loan commitments. The Fund may enter into certain loan agreements all or a portion of which may be unfunded. The Fund is obligated to fund these commitments at the borrower’s discretion. The stated interest rate reflects the weighted average of the reference rate and spread for the funded portion, if any, and the commitment fees on the portion of the loan that is unfunded.

(3)	For fair value measurement disclosure purposes, security is categorized as Level 3.

(4)

The stated interest rate represents the weighted average interest rate at September 30, 2018 of contracts within the senior loan facility. Interest rates on contracts are primarily redetermined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period.

(5)	This Senior Loan will settle after September 30, 2018, at which time the interest rate will be determined.

(6)	Issuer is in default with respect to interest and/or principal payments. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.

(7)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At September 30, 2018, the aggregate value of these securities is $8,032,852 or 1.0% of the Fund’s net assets.

(8)	Variable rate security. The stated interest rate represents the rate in effect at September 30, 2018.

(9)	Non-income producing security.

(10)	Security was acquired in connection with a restructuring of a Senior Loan and may be subject to restrictions on resale.

(11)	Amount is less than 0.05%.

Abbreviations:

LIBOR	-	London Interbank Offered Rate

PIK	-	Payment In Kind

Currency Abbreviations:

USD	-	United States Dollar

The Fund did not have any open derivative instruments at September 30, 2018.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At September 30, 2018, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3*	Total
Senior Floating-Rate Loans (Less Unfunded Loan Commitments)	$—	$704,526,839	$1,738,547	$706,265,386
Corporate Bonds & Notes	—	12,481,799	—	12,481,799
Common Stocks	411,098	3,431,172	1,919,821	5,762,091
Convertible Preferred Stocks	—	—	0	0
Total Investments	$411,098	$720,439,810	$3,658,368	$724,509,276

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended September 30, 2018 is not presented.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Item 3. Exhibits

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act is attached hereto.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Variable Trust

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	November 26, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	November 26, 2018

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	November 26, 2018